Davis Value Portfolio
Davis Financial Portfolio
Davis Real Estate Portfolio
(part of Davis Variable Account Fund, Inc.)
September 30, 2023
The Equity Specialists

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS VALUE PORTFOLIO
Schedule of Investments
September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (99.07%)
COMMUNICATION SERVICES – (13.87%)
Media & Entertainment – (13.87%)
Alphabet Inc., Class A *	24,900	$3,258,414
IAC Inc. *	16,970	855,118
Liberty TripAdvisor Holdings, Inc., Series A *	3,168	1,549
Meta Platforms, Inc., Class A *	27,590	8,282,794
Total Communication Services		12,397,875
CONSUMER DISCRETIONARY – (10.77%)
Consumer Discretionary Distribution & Retail – (8.61%)
Amazon.com, Inc. *	37,350	4,747,932
Coupang, Inc., Class A (South Korea) *	46,102	783,734
JD.com, Inc., Class A, ADR (China)	20,950	610,274
Naspers Ltd. - N (South Africa)	2,590	413,873
Prosus N.V., Class N (Netherlands)	38,565	1,138,378
		7,694,191
Consumer Services – (2.16%)
MGM Resorts International *	52,610	1,933,944
Total Consumer Discretionary		9,628,135
CONSUMER STAPLES – (0.91%)
Food, Beverage & Tobacco – (0.91%)
Darling Ingredients Inc. *	15,640	816,408
Total Consumer Staples		816,408
FINANCIALS – (44.98%)
Banks – (19.63%)
Danske Bank A/S (Denmark)	107,320	2,500,272
DBS Group Holdings Ltd. (Singapore)	108,077	2,659,627
JPMorgan Chase & Co.	24,478	3,549,799
U.S. Bancorp	72,680	2,402,801
Wells Fargo & Co.	157,544	6,437,248
		17,549,747
Financial Services – (18.82%)
Capital Markets – (3.42%)
Bank of New York Mellon Corp.	71,740	3,059,711
Consumer Finance – (6.48%)
American Express Co.	4,439	662,254
Capital One Financial Corp.	52,850	5,129,093
		5,791,347
Financial Services – (8.92%)
Berkshire Hathaway Inc., Class A *	15	7,972,155
		16,823,213
Insurance – (6.53%)
Life & Health Insurance – (2.70%)
AIA Group Ltd. (Hong Kong)	154,200	1,257,277
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	201,000	1,151,182
		2,408,459
Property & Casualty Insurance – (3.83%)
Chubb Ltd.	7,770	1,617,558
Loews Corp.	5,290	334,910
Markel Group Inc. *	1,000	1,472,490
		3,424,958
		5,833,417
Total Financials		40,206,377
HEALTH CARE – (7.67%)
Health Care Equipment & Services – (3.80%)
Cigna Group	9,067	2,593,797
Quest Diagnostics Inc.	6,600	804,276
		3,398,073
	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (3.87%)
Viatris Inc.	350,590	$3,456,817
Total Health Care		6,854,890
INDUSTRIALS – (2.98%)
Capital Goods – (2.98%)
Orascom Construction PLC (United Arab Emirates)	13,155	60,032
Owens Corning	19,100	2,605,431
Total Industrials		2,665,463
INFORMATION TECHNOLOGY – (15.22%)
Semiconductors & Semiconductor Equipment – (12.77%)
Applied Materials, Inc.	47,830	6,622,063
Intel Corp.	50,740	1,803,807
Texas Instruments Inc.	18,770	2,984,618
		11,410,488
Software & Services – (1.32%)
Microsoft Corp.	3,730	1,177,748
Technology Hardware & Equipment – (1.13%)
Samsung Electronics Co., Ltd. (South Korea)	19,960	1,011,756
Total Information Technology		13,599,992
MATERIALS – (2.67%)
Teck Resources Ltd., Class B (Canada)	55,380	2,386,324
Total Materials		2,386,324
TOTAL COMMON STOCK – (Identified cost $48,105,848)		88,555,464

	Principal	Value
SHORT-TERM INVESTMENTS – (1.10%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 10/02/23 (a)	$525,000	$525,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 10/02/23 (b)	453,000	453,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $978,000)		978,000
Total Investments – (100.17%) – (Identified cost $49,083,848)		89,533,464
Liabilities Less Other Assets – (0.17%)		(149,976)
Net Assets – (100.00%)		$89,383,488

ADR:	American Depositary Receipt

*	Non-income producing security.
(a)	Dated 09/29/23, repurchase value of $525,232 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%- 4.25%, 01/01/30-06/01/44, total market value $535,500).
(b)
Dated 09/29/23, repurchase value of $453,200 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-6.345%, 06/14/24-05/20/73, total market value
$462,060).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS FINANCIAL PORTFOLIO
Schedule of Investments
September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (98.77%)
CONSUMER DISCRETIONARY – (2.62%)
Consumer Discretionary Distribution & Retail – (2.62%)
Prosus N.V., Class N (Netherlands)	43,439	$1,282,251
Total Consumer Discretionary		1,282,251
FINANCIALS – (96.15%)
Banks – (45.40%)
Bank of America Corp.	72,100	1,974,098
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	43,490	1,177,709
Danske Bank A/S (Denmark)	93,760	2,184,360
DBS Group Holdings Ltd. (Singapore)	105,437	2,594,660
DNB Bank ASA (Norway)	62,990	1,269,617
Fifth Third Bancorp	86,250	2,184,712
JPMorgan Chase & Co.	24,460	3,547,189
Metro Bank Holdings PLC (United Kingdom) *	97,530	69,494
PNC Financial Services Group, Inc.	14,500	1,780,165
U.S. Bancorp	63,010	2,083,111
Wells Fargo & Co.	80,670	3,296,176
		22,161,291
Financial Services – (32.86%)
Capital Markets – (12.87%)
Bank of New York Mellon Corp.	59,000	2,516,350
Charles Schwab Corp.	11,320	621,468
Julius Baer Group Ltd. (Switzerland)	48,909	3,145,009
		6,282,827
Consumer Finance – (11.43%)
American Express Co.	12,130	1,809,675
Capital One Financial Corp.	38,830	3,768,451
		5,578,126
Financial Services – (8.56%)
Berkshire Hathaway Inc., Class A *	6	3,188,862
Rocket Companies, Inc., Class A *	121,170	991,170
		4,180,032
		16,040,985
Insurance – (17.89%)
Life & Health Insurance – (1.18%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	100,500	575,591
Property & Casualty Insurance – (15.39%)
Chubb Ltd.	13,056	2,717,998
Loews Corp.	26,080	1,651,125
Markel Group Inc. *	2,135	3,143,766
		7,512,889
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (1.32%)
Everest Group, Ltd.	1,740	$646,706
		8,735,186
Total Financials		46,937,462
TOTAL COMMON STOCK – (Identified cost $31,038,392)		48,219,713

	Principal	Value
SHORT-TERM INVESTMENTS – (0.99%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 10/02/23 (a)	$259,000	$259,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 10/02/23 (b)	223,000	223,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $482,000)		482,000
Total Investments – (99.76%) – (Identified cost $31,520,392)		48,701,713
Other Assets Less Liabilities – (0.24%)		116,042
Net Assets – (100.00%)		$48,817,755

*	Non-income producing security.
(a)	Dated 09/29/23, repurchase value of $259,114 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%, 11/01/27-10/01/28, total market value $264,180).
(b)
Dated 09/29/23, repurchase value of $223,098 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-6.345%, 06/14/24-05/20/73, total market value
$227,460).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS REAL ESTATE PORTFOLIO
Schedule of Investments
September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (97.82%)
REAL ESTATE – (97.82%)
Equity Real Estate Investment Trusts (REITs) – (97.82%)
Health Care REITs – (10.49%)
Community Healthcare Trust, Inc.	4,230	$125,631
Healthpeak Properties, Inc.	9,040	165,974
Ventas, Inc.	6,940	292,382
Welltower Inc.	4,170	341,607
		925,594
Hotel & Resort REITs – (2.33%)
Sunstone Hotel Investors, Inc.	21,930	205,046
Industrial REITs – (12.80%)
Prologis, Inc.	5,647	633,650
Rexford Industrial Realty, Inc.	4,230	208,750
Terreno Realty Corp.	5,050	286,840
		1,129,240
Office REITs – (17.17%)
Alexandria Real Estate Equities, Inc.	3,050	305,305
Boston Properties, Inc.	4,070	242,084
Cousins Properties, Inc.	18,255	371,854
Derwent London plc (United Kingdom)	3,330	78,293
Douglas Emmett, Inc.	12,230	156,055
Great Portland Estates plc (United Kingdom)	14,560	74,221
Highwoods Properties, Inc.	3,750	77,287
Hudson Pacific Properties, Inc.	18,980	126,217
SL Green Realty Corp.	2,240	83,552
		1,514,868
Residential REITs – (19.50%)
American Homes 4 Rent, Class A	7,140	240,547
AvalonBay Communities, Inc.	2,250	386,415
Camden Property Trust	1,820	172,136
Equity Residential	3,920	230,143
Essex Property Trust, Inc.	1,560	330,860
Sun Communities, Inc.	1,250	147,925
UDR, Inc.	5,950	212,236
		1,720,262
Retail REITs – (14.97%)
Brixmor Property Group, Inc.	18,560	385,677
Federal Realty Investment Trust	1,410	127,788
NetSTREIT Corp.	4,150	64,657
Regency Centers Corp.	3,160	187,830
Retail Opportunity Investments Corp.	14,005	173,382
Simon Property Group, Inc.	3,530	381,346
		1,320,680
Specialized REITs – (20.56%)
American Tower Corp.	1,130	185,829
	Shares	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Crown Castle Inc.	880	$80,986
CubeSmart	3,130	119,347
Digital Realty Trust, Inc.	2,760	334,015
Equinix, Inc.	528	383,465
Extra Space Storage Inc.	1,521	184,923
Public Storage	1,540	405,821
VICI Properties Inc.	4,120	119,892
		1,814,278
Total Real Estate		8,629,968
TOTAL COMMON STOCK – (Identified cost $7,971,676)		8,629,968

	Principal	Value
SHORT-TERM INVESTMENTS – (1.99%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 10/02/23 (a)	$94,000	$94,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 10/02/23 (b)	82,000	82,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $176,000)		176,000
Total Investments – (99.81%) – (Identified cost $8,147,676)		8,805,968
Other Assets Less Liabilities – (0.19%)		16,654
Net Assets – (100.00%)		$8,822,622

(a)	Dated 09/29/23, repurchase value of $94,042 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 4.50%, 09/01/40, total market value $95,880).
(b)
Dated 09/29/23, repurchase value of $82,036 (collateralized
by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-6.345%, 06/14/24-05/20/73, total market value
$83,640).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.
Notes to Schedule of Investments
September 30, 2023 (Unaudited)
Security Valuation - The Funds' Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds' investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.
Notes to Schedule of Investments - (Continued)
September 30, 2023 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of September 30, 2023 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$12,397,875	$–	$–
Consumer Discretionary	9,628,135	1,282,251	–
Consumer Staples	816,408	–	–
Financials	40,206,377	46,937,462	–
Health Care	6,854,890	–	–
Industrials	2,665,463	–	–
Information Technology	13,599,992	–	–
Materials	2,386,324	–	–
Real Estate	–	–	8,629,968
Total Level 1	88,555,464	48,219,713	8,629,968
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	978,000	482,000	176,000
Total Level 2	978,000	482,000	176,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$89,533,464	$48,701,713	$8,805,968
Federal Income Taxes
At September 30, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Cost	$50,089,513	$31,631,285	$8,281,152

Unrealized appreciation	44,636,168	20,365,818	1,723,329
Unrealized depreciation	(5,192,217)	(3,295,390)	(1,198,513)
Net unrealized appreciation	$39,443,951	$17,070,428	$524,816